EQUITY ACCOUNTED INVESTMENTS - Change in Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Interests In Other Entities [Abstract]
Balance at beginning of year			$ 609	$ 166	$ 166
Adoption of new accounting standard			(7)		0
Acquisitions through business combinations			(18)		231
Additions			8		208
Share of net income	$ (7)	$ 14	10	$ 24	69
Share of other comprehensive income/(loss)			(3)		(5)
Distributions received			(23)		(59)
Foreign currency translation			(18)		(1)
Reclassification to assets held for sale and disposition of interest			(75)		0
Balance at end of period	$ 483		$ 483		$ 609